CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed income securities, available for sale amortized cost	$ 4,126.7	$ 4,845.2
Fixed income securities, trading, amortized cost	844.8	1,106.6
Short term investments available for sale, amortized cost	88.0	117.6
Short-term investments, trading, amortized cost	35.4	79.2
Cash and cash equivalents, within VIEs	69.9	69.1
Catastrophe Bonds, Fair Value Disclosure	18.8	29.4
Privately-held investments, cost, trading at fair value	$ 319.7	$ 279.2
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, issued	60,395,839	60,395,839
Preference shares, par value	$ 0.0015144558
Depositary share interest of 1/1000th in each 5.625%	0.01%
5.950% Preference Shares (AHL PRC)
Preference shares, issued	11,000,000	11,000,000
Preference shares, rate	5.95%	5.95%
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
Preference shares, issued	10,000,000	10,000,000
Preference shares, rate	5.625%	5.625%
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Preference shares, issued	10,000,000	10,000,000
Preference shares, rate	5.625%	5.625%
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
Fixed maturities
Fixed income securities, available for sale amortized cost	$ 4,214.7	$ 4,962.8